SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 344,746	$ 468,106
Depreciation	(168,222)	(123,360)
Additions	744,000
Balance at June 30, 2023	920,524	344,746
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	2,385	11,921
Depreciation	(2,385)	(9,536)
Additions
Balance at June 30, 2023		2,385
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	342,361	456,185
Depreciation	(56,911)	(113,824)
Additions	331,451
Balance at June 30, 2023	616,901	342,361
Land [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022
Depreciation	(108,926)
Additions	412,549
Balance at June 30, 2023	$ 303,623